UNITED STATES
                                      SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

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1     Name and address of issuer:
                                      AARP Cash Investment Trust
                                      Two International Place
                                      Boston,  MA  02110-4103

2     The name of each series or class of securities for which this Form is
      filed. (If the Form is being filed for all series and classes of                /  X /
      securities of the issuer, check the box but do not list series or classes)





3     Investment Company Act File Number:                                       811-3650



      Securities Act File Number:                                               02-81427



4(a). Last day of fiscal year for which this Form is filed:                     September 30, 1998



Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(b).  Check box if this Form is being filed late (i.e., more than 90
       calendar days after the end of theissuer's fiscal year).                       /    /
       (See Instruction A.2)



4(c). Check box if this is the last time the issuer will be filing this Form.        /    /

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5     Calculation of registration
      fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant
      to section 24(f):                                                                                             $763,443,973.00



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal             $654,016,268.00
      year:



(iii) Aggregate price of securities redeemed or repurchased during any prior                        $0.00
      fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:







(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                              $654,016,268.00

(v)   Net sales - if item 5(i) is greater than item 5(iv)
      [subtract item 5(iv) from item 5(i)]:                                                                         $109,427,705.00


(vi) Redemption credits available for use in future years
      - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item                         $0.00
      5(i)]:


(vii) Multiplier for determining registration fee (See Instruction C.9):                                                   0.000278


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                                     $30,420.90


6     Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the
       amount of securities (number of shares or other units) deducted here:   .                                 0

       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
       future fiscal years, then state that number here:                                                         0

7     Interest due - if this Form is being filed more than 90 days after the end
      of the issuer's fiscal year                                                                                             $0.00
      (see Instruction D):

8     Total amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:                                                                                        $30,420.90


9     Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:                                                                            December 15, 1998

      Method of Delivery:                                                                               Wire Transfer
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SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*      /s/Thomas F. McDonough            Date   12/14/98
                               -------------------------                --------

                               Thomas F. McDonough,  Assistant Secretary

*Please print the name and title of the signing officer below the signature.